CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (UNAUDITED) (Parenthetical) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Consolidated Statement Of Changes In Equity [Abstract]
Total comprehensive income attributable to owners of the parent	£ 2,915	£ 1,390	£ 1,448
Total equity excluding non-controlling interests	£ 41,933	£ 39,667	£ 39,570